UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2023

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Cboe Vest VI Funds”)

SEMI-ANNUAL
REPORT

For the six months ended June 30, 2023 (unaudited)

The Cboe Vest Family of Funds

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund

The Cboe Vest Family of Funds

Important Disclosure Statement

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and The Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Funds”) prospectus and summary prospectus contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus or summary prospectus containing this and other important information, please call 855-979-6060. Please read the prospectus and summary prospectus carefully before you invest. Foreside Fund Services LLC is the distributor and Cboe VestSM Financial LLC (the “Adviser”) is the investment adviser.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds’ may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2023 and are subject to change at any time. For most recent information, please call 855-979-6060.

The Adviser waived or reimbursed part of the Funds’ total expenses. Had the Adviser not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
Portfolio Composition as of June 30, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	1.28%
Purchased Options:
Call Options	99.93%
Put Options	1.56%
Total Investments	102.77%
Options Written:
Call Options	(1.14%	)
Put Options	(0.80%	)
	(1.94%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
Schedule of InvestmentsJune 30, 2023 (unaudited)

		Shares	Value
1.28%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.96%(A)
	(Cost: $11,929)	11,929	$11,929

101.49%	PURCHASED OPTIONS(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
99.93%	CALL OPTIONS
	S&P 500 MINI INDEX	2	$89,008	$0.01	07/16/23	$88,944
	S&P 500 MINI INDEX	1	44,504	0.01	08/13/23	44,448
	S&P 500 MINI INDEX	1	44,504	0.01	09/17/23	44,400
	S&P 500 MINI INDEX	1	44,504	0.01	10/15/23	44,374
	S&P 500 MINI INDEX	1	44,504	0.01	11/12/23	44,330
	S&P 500 MINI INDEX	2	89,008	0.01	12/17/23	88,567
	S&P 500 MINI INDEX	2	89,008	0.01	01/14/24	88,547
	S&P 500 MINI INDEX	2	89,008	0.01	02/18/24	88,457
	S&P 500 MINI INDEX	2	89,008	0.01	03/17/24	88,368
	S&P 500 MINI INDEX	2	89,008	0.01	04/14/24	88,308
	S&P 500 MINI INDEX	2	89,008	0.01	05/12/24	88,228
	S&P 500 MINI INDEX	3	133,512	0.01	06/15/24	132,197
	TOTAL CALL OPTIONS PURCHASED					929,168
	(Cost: $862,022)

1.56%	PUT OPTIONS
	S&P 500 MINI INDEX	1	44,504	395.99	07/18/23	32
	S&P 500 MINI INDEX	1	44,504	427.40	08/15/23	340
	S&P 500 MINI INDEX	1	44,504	378.99	09/19/23	130
	S&P 500 MINI INDEX	1	44,504	369.52	10/17/23	158
	S&P 500 MINI INDEX	1	44,504	395.88	11/14/23	380
	S&P 500 MINI INDEX	2	89,008	387.84	12/19/23	843
	S&P 500 MINI INDEX	2	89,008	392.89	01/16/24	1,072
	S&P 500 MINI INDEX	2	89,008	414.76	02/20/24	1,847
	S&P 500 MINI INDEX	2	89,008	389.19	03/19/24	1,390
	S&P 500 MINI INDEX	2	89,008	415.45	04/16/24	2,269
	S&P 500 MINI INDEX	2	89,008	415.88	05/14/24	2,482
	S&P 500 MINI INDEX	2	89,008	436.57	06/17/24	3,507
	TOTAL PUT OPTIONS PURCHASED					14,450
	(Cost: $44,905)

101.49%	TOTAL PURCHASED OPTIONS					943,618
	(Cost: $906,927)

102.77%	TOTAL INVESTMENTS
	(Cost: $918,856)					955,547
(2.77%)	Liabilities in excess of other assets					(25,719)
100.00%	NET ASSETS					$929,828

(A)Effective 7 day yield as of June 30, 2023.

(B)All or a portion of the purchased options are held as collateral for the options written.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
Schedule of Options WrittenJune 30, 2023 (unaudited)

(1.94%)	OPTIONS WRITTEN
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(1.14%)	CALL OPTIONS
S&P 500 MINI INDEX	1	$(44,504)	$487.46	07/18/23	$—	(A)
S&P 500 MINI INDEX	1	(44,504)	516.94	08/15/23	—
S&P 500 MINI INDEX	1	(44,504)	477.28	09/19/23	(91)
S&P 500 MINI INDEX	1	(44,504)	475.36	10/17/23	(223)
S&P 500 MINI INDEX	1	(44,504)	498.10	11/14/23	(81)
S&P 500 MINI INDEX	2	(89,008)	481.06	12/19/23	(834)
S&P 500 MINI INDEX	2	(89,008)	473.66	01/16/24	(1,599)
S&P 500 MINI INDEX	2	(89,008)	497.13	02/20/24	(801)
S&P 500 MINI INDEX	2	(89,008)	470.20	03/19/24	(2,879)
S&P 500 MINI INDEX	2	(89,008)	499.41	04/16/24	(1,537)
S&P 500 MINI INDEX	2	(89,008)	493.78	05/14/24	(1,746)
S&P 500 MINI INDEX	2	(89,008)	518.55	06/17/24	(859)
(1.14%)	TOTAL CALL OPTIONS WRITTEN	(10,650)
(Premiums received: $9,698)

(0.80%)	PUT OPTIONS
S&P 500 MINI INDEX	1	(44,504)	356.39	07/16/23	(6)
S&P 500 MINI INDEX	1	(44,504)	384.66	08/13/23	(61)
S&P 500 MINI INDEX	1	(44,504)	341.09	09/18/23	(51)
S&P 500 MINI INDEX	1	(44,504)	332.57	10/16/23	(77)
S&P 500 MINI INDEX	1	(44,504)	356.29	11/13/23	(170)
S&P 500 MINI INDEX	2	(89,008)	349.06	12/18/23	(407)
S&P 500 MINI INDEX	2	(89,008)	353.60	01/15/24	(536)
S&P 500 MINI INDEX	2	(89,008)	373.28	02/19/24	(923)
S&P 500 MINI INDEX	2	(89,008)	350.27	03/18/24	(741)
S&P 500 MINI INDEX	2	(89,008)	373.91	04/15/24	(1,197)
S&P 500 MINI INDEX	2	(89,008)	374.29	05/13/24	(1,341)
S&P 500 MINI INDEX	2	(89,008)	392.91	06/16/24	(1,910)
(0.80%)	TOTAL PUT OPTIONS WRITTEN	(7,420)
(Premiums received: $25,301)

(1.94%)	TOTAL OPTIONS WRITTEN	$(18,070)
(Premiums received: $34,999)

(A)Less than $0.50.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
Schedule of Options Written - continuedas of June 30, 2023 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased Options	$943,618	$ —	$943,618	$(18,070)	$ —	$925,548

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(18,070)	$ —	$(18,070)	$18,070	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Portfolio Composition as of June 30, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	1.64%
Purchased Options:
Call Options	95.29%
Put Options	1.19%
Total Investments	98.12%
Options Written:
Call Options	(3.10%	)
Put Options	(0.31%	)
	(3.41%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Schedule of InvestmentsJune 30, 2023 (unaudited)

		Shares	Value
1.64%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.96%(A)
	(Cost: $9,159)	9,159	$9,159

96.48%	PURCHASED OPTIONS(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
95.29%	CALL OPTIONS
	S&P 500 MINI INDEX	1	$44,504	$0.02	07/18/23	$44,471
	S&P 500 MINI INDEX	1	44,504	0.02	08/15/23	44,447
	S&P 500 MINI INDEX	1	44,504	0.02	09/19/23	44,399
	S&P 500 MINI INDEX	1	44,504	0.02	10/17/23	44,373
	S&P 500 MINI INDEX	1	44,504	0.02	11/14/23	44,329
	S&P 500 MINI INDEX	1	44,504	0.02	12/19/23	44,282
	S&P 500 MINI INDEX	1	44,504	0.02	01/16/24	44,273
	S&P 500 MINI INDEX	1	44,504	0.02	02/20/24	44,228
	S&P 500 MINI INDEX	1	44,504	0.02	03/19/24	44,183
	S&P 500 MINI INDEX	1	44,504	0.02	04/16/24	44,153
	S&P 500 MINI INDEX	1	44,504	0.02	05/14/24	44,113
	S&P 500 MINI INDEX	1	44,504	0.02	06/17/24	44,065
	TOTAL CALL OPTIONS PURCHASED					531,316
	(Cost: $475,266)

1.19%	PUT OPTIONS
	S&P 500 MINI INDEX	1	44,504	395.98	07/18/23	32
	S&P 500 MINI INDEX	1	44,504	427.39	08/15/23	340
	S&P 500 MINI INDEX	1	44,504	378.98	09/19/23	130
	S&P 500 MINI INDEX	1	44,504	369.51	10/17/23	158
	S&P 500 MINI INDEX	1	44,504	395.87	11/14/23	380
	S&P 500 MINI INDEX	1	44,504	387.83	12/19/23	421
	S&P 500 MINI INDEX	1	44,504	392.90	01/16/24	536
	S&P 500 MINI INDEX	1	44,504	414.75	02/20/24	923
	S&P 500 MINI INDEX	1	44,504	389.18	03/19/24	695
	S&P 500 MINI INDEX	1	44,504	415.87	05/14/24	1,241
	S&P 500 MINI INDEX	1	44,504	436.56	06/17/24	1,753
	TOTAL PUT OPTIONS PURCHASED					6,609
	(Cost: $32,427)

96.48%	TOTAL PURCHASED OPTIONS					537,925
	(Cost: $507,693)

98.12%	TOTAL INVESTMENTS
	(Cost: $516,852)					547,084
1.88%	Other assets, net of liabilities					10,483
100.00%	NET ASSETS					$557,567

(A)Effective 7 day yield as of June 30, 2023.

(B)All or a portion of the purchased options are held as collateral for the options written.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Schedule of Options WrittenJune 30, 2023 (unaudited)

(3.41%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(3.10%)	CALL OPTIONS
	S&P 500 MINI INDEX	1	$(44,504)	$453.36	07/18/23	$(125)
	S&P 500 MINI INDEX	1	(44,504)	484.79	08/15/23	(2)
	S&P 500 MINI INDEX	1	(44,504)	438.68	09/19/23	(1,678)
	S&P 500 MINI INDEX	1	(44,504)	438.57	10/17/23	(1,994)
	S&P 500 MINI INDEX	1	(44,504)	461.18	11/14/23	(865)
	S&P 500 MINI INDEX	1	(44,504)	446.79	12/19/23	(2,035)
	S&P 500 MINI INDEX	1	(44,504)	440.66	01/16/24	(2,732)
	S&P 500 MINI INDEX	1	(44,504)	470.49	02/20/24	(1,209)
	S&P 500 MINI INDEX	1	(44,504)	441.64	03/19/24	(3,217)
	S&P 500 MINI INDEX	1	(44,504)	463.91	05/14/24	(2,235)
	S&P 500 MINI INDEX	1	(44,504)	489.60	06/17/24	(1,202)
(3.10%)	TOTAL CALL OPTIONS WRITTEN					(17,294)
	(Premiums received: $13,246)

(0.31%)	PUT OPTIONS
	S&P 500 MINI INDEX	1	(44,504)	316.78	07/18/23	(1)
	S&P 500 MINI INDEX	1	(44,504)	341.91	08/15/23	(16)
	S&P 500 MINI INDEX	1	(44,504)	303.18	09/19/23	(16)
	S&P 500 MINI INDEX	1	(44,504)	295.61	10/17/23	(29)
	S&P 500 MINI INDEX	1	(44,504)	316.70	11/14/23	(80)
	S&P 500 MINI INDEX	1	(44,504)	310.27	12/19/23	(97)
	S&P 500 MINI INDEX	1	(44,504)	314.32	01/16/24	(135)
	S&P 500 MINI INDEX	1	(44,504)	331.80	02/20/24	(232)
	S&P 500 MINI INDEX	1	(44,504)	311.34	03/19/24	(197)
	S&P 500 MINI INDEX	1	(44,504)	332.70	05/14/24	(361)
	S&P 500 MINI INDEX	1	(44,504)	349.25	06/17/24	(528)
(0.31%)	TOTAL PUT OPTIONS WRITTEN					(1,692)
	(Premiums received: $10,843)

(3.41%)	TOTAL OPTIONS WRITTEN					$(18,986)
	(Premiums received: $24,089)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Schedule of Options Written - continuedas of June 30, 2023 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased Options	$537,925	$ —	$537,925	$(18,986)	$ —	$518,939

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(18,986)	$ —	$(18,986)	$18,986	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statement of Assets and LiabilitiesJune 30, 2023 (unaudited)

	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
ASSETS
Investments at value(1) (Note 1)	$955,547	$547,084
Cash deposits with brokers	4,044	39,493
Interest receivable	136	34
Prepaid expenses	1,484	1,460
TOTAL ASSETS	961,211	588,071
LIABILITIES
Options written, at value(2) (Note 1)	18,070	18,986
Payable for capital stock redeemed	2,112	—
Accrued management fees	4,132	4,999
Accrued 12b-1 fees	134	112
Accrued administration, fund accounting, and transfer agent fees	173	66
Other accrued expenses	6,762	6,341
TOTAL LIABILITIES	31,383	30,504
NET ASSETS	$929,828	$557,567
Net Assets Consist of:
Paid-in-capital	$875,254	$514,920
Distributable earnings (accumulated deficit)	54,574	42,647
Net Assets	$929,828	$557,567

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Class I	$390,564	$56,287
Class Y	539,264	501,280
Total	$929,828	$557,567
Shares Outstanding
Class I	18,015	2,610
Class Y	24,825	23,195
Total	42,840	25,805
Net Asset Value and Redemption Price Per Share
Class I	$21.68	$21.57
Class Y	21.72	21.61

(1) Identified cost of:	$918,856	$516,852
(2) Premiums received of:	$34,999	$24,089

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of OperationsFor the six months ended June 30, 2023 (unaudited)

	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
INVESTMENT INCOME
Interest	$600	$713
Total investment income	600	713

EXPENSES
Investment management fees (Note 2)	2,175	1,990
12b-1 fees (Note 2)
Class I	91	67
Recordkeeping and administrative services (Note 2)	142	108
Accounting fees (Note 2)	122	95
Custody fees	2,953	2,439
Transfer agent fees (Note 2)	50	41
Audit and tax fees	16	14
Legal fees	292	288
Filing and registration fees	2,417	2,351
Trustee fees	1,007	1,006
Compliance fees	26	22
Shareholder reports	2,489	2,443
Shareholder servicing
Class I	54	67
Class Y	381	405
Insurance	82	41
Other	422	499
Total expenses	12,719	11,876
Investment management fee waivers and reimbursed expenses (Note 2)	(10,308)	(9,687)
Net expenses	2,411	2,189
Net investment income (loss)	(1,811)	(1,476)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on options purchased	(2,607)	(2,523)
Net realized gain (loss) on options written	12,004	10,244
Net realized gain (loss) on options purchased and options written	9,397	7,721

Net change in unrealized appreciation (depreciation) on options purchased	49,992	42,948
Net change in unrealized appreciation (depreciation) on options written	10,850	(7,860)
Net change in unrealized appreciation (depreciation) on options purchased and options written	60,842	35,088

Net realized and unrealized gain (loss)	70,239	42,809

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$68,428	$41,333

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund		Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
	For the six months ended June 30, 2023 (unaudited)	For the period August 26, 2022* through December 31, 2022	For the six months ended June 30, 2023 (unaudited)	For the period August 26, 2022* through December 31, 2022
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(1,811)	$(1,355)	$(1,476)	$(1,330)
Net realized gain (loss) on investments, options purchased and options written	9,397	(6,632)	7,721	1,942
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased and options written	60,842	(7,223)	35,088	246
Increase (decrease) in net assets from operations	68,428	(15,210)	41,333	858

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class I	331,762	51,698	—	52,136
Class Y	35,657	516,965	6,882	477,736
Shares redeemed
Class I	(2,218)	—	—	—
Class Y	(56,700)	(554)	(21,230)	(148)
Increase (decrease) in net assets from capital stock transactions	308,501	568,109	(14,348)	529,724

NET ASSETS
Increase (decrease) during period	376,929	552,899	26,985	530,582
Beginning of period	552,899	—	530,582	—
End of period	$929,828	$552,899	$557,567	$530,582

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class I
	For the six months ended June 30, 2023 (unaudited)	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$19.38	$20.02
Investment activities
Net investment income (loss)(2)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	2.38	(0.57)
Total from investment activities	2.30	(0.64)
Net asset value, end of period	$21.68	$19.38
Total Return(3)	11.87%	(3.20%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	4.51%	8.54%
Expenses, net of waiver (Note 2)	1.05%	1.05%
Net investment income (loss)	(0.80%)	(0.98%)
Portfolio turnover rate(5)	0.00%	0.00%
Net assets, end of period (000’s)	$391	$50

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended June 30, 2023 (unaudited)	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$19.40	$20.02
Investment activities
Net investment income (loss)(2)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	2.38	(0.57)
Total from investment activities	2.32	(0.62)
Net asset value, end of period	$21.72	$19.40
Total Return(3)	11.96%	(3.10%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	4.37%	6.53%
Expenses, net of waiver (Note 2)	0.80%	0.80%
Net investment income (loss)	(0.60%)	(0.73%)
Portfolio turnover rate(5)	0.00%	0.00%
Net assets, end of period (000’s)	$539	$503

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class I
	For the six months ended June 30, 2023 (unaudited)	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$19.99	$19.98
Investment activities
Net investment income (loss)(2)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	1.66	0.08
Total from investment activities	1.58	0.01
Net asset value, end of period	$21.57	$19.99
Total Return(3)	7.90%	0.05%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	4.76%	6.78%
Expenses, net of waiver (Note 2)	1.05%	1.05%
Net investment income (loss)	(0.78%)	(0.96%)
Portfolio turnover rate(5)	0.00%	0.00%
Net assets, end of period (000’s)	$56	$52

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended June 30, 2023 (unaudited)	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$20.01	$19.98
Investment activities
Net investment income (loss)(2)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	1.65	0.08
Total from investment activities	1.60	0.03
Net asset value, end of period	$21.61	$20.01
Total Return(3)	8.00%	0.15%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	4.44%	6.50%
Expenses, net of waiver (Note 2)	0.80%	0.80%
Net investment income (loss)	(0.53%)	(0.71%)
Portfolio turnover rate(5)	0.00%	0.00%
Net assets, end of period (000’s)	$501	$478

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial StatementsJune 30, 2023 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (“10% Buffer”) and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (“20% Buffer”) (each a “Fund”, collectively the “Funds”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. 10% Buffer’s and 20% Buffer’s commencement of operations were August 26, 2022.

Shares of a Fund may be purchased and sold only through variable contracts offered by insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”). These Participating Insurance Companies are the record owners of the separate accounts holding the Fund shares. You do not buy, sell or exchange Fund shares directly; rather, you choose investment options through your variable contract. The Participating Insurance Companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you previously chose.

The investment objective of the 10% Buffer and 20% Buffer is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of each of the Fund’s assets to Cboe Vest Financial, LLCSM (the “Adviser”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Generally, trading in corporate bonds, US government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that in the opinion of the Valuation Designee is likely to have changed the value

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedJune 30, 2023 (unaudited)

of the security. Since most of the Funds’ investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of June 30, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
10% Buffer
Assets
Money Market Fund	$11,929	$—	$—	$11,929
Call Options Purchased	—	929,168	—	929,168
Put Options Purchased	—	14,450	—	14,450
	$11,929	$943,618	$—	$955,547

Liabilities
Call Options Written	$—	$(10,650)	$—	$(10,650)
Put Options Written	—	(7,420)	—	(7,420)
	$—	$(18,070)	$—	$(18,070)

20% Buffer
Assets
Money Market Fund	$9,159	$—	$—	$9,159
Call Options Purchased	—	531,316	—	531,316
Put Options Purchased	—	6,609	—	6,609
	$9,159	$537,925	$—	$547,084

Liabilities
Call Options Written	$—	$(17,294)	$—	$(17,294)
Put Options Written	—	(1,692)	—	(1,692)
	$—	$(18,986)	$—	$(18,986)

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type.

There were no transfers into or out of any levels during the six months ended June 30, 2023. The Funds held no Level 3 securities during the six months ended June 30, 2023.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedJune 30, 2023 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral for options written. As of June 30, 2023, $4,044 and $39,493 were the cash deposits with brokers for 10% Buffer and 20% Buffer, respectively. There were no due to broker amounts for the Funds as of June 30, 2023.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended June 30, 2023, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedJune 30, 2023 (unaudited)

effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board. The 10% Buffer and 20% Buffer currently offer Class I and Class Y Shares.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. 10% Buffer and 20% Buffer use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Funds are subject to the requirements of Rule 18f-4 of the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives.

The following are the derivatives held by each fund on June 30, 2023:

Fund	Derivative	Fair Value Asset Derivatives
10% Buffer	Call options purchased	$929,168
	Put options purchased	14,450
		$943,618	*

20% Buffer	Call options purchased	$531,316
	Put options purchased	6,609
		$537,925	*

		Fair Value Liability Derivatives
10% Buffer	Call options written	$(10,650)
	Put options written	(7,420)
		$(18,070	)**

20% Buffer	Call options written	$(17,294)
	Put options written	(1,692)
		$(18,986	)**

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written, at value.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedJune 30, 2023 (unaudited)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the 10% Buffer and 20% Buffer for the six months ended June 30, 2023 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
10% Buffer	Put options purchased	$(6,615)	$(36,731)
	Call options purchased	4,008	86,723
		$(2,607)	$49,992

	Put options written	$10,180	$15,612
	Call options written	1,824	(4,762)
		$12,004	$10,850

20% Buffer	Put options purchased	$(4,725)	$(32,026)
	Call options purchased	2,202	74,974
		$(2,523)	$42,948

	Put options written	$5,552	$3,950
	Call options written	4,692	(11,810)
		$10,244	$(7,860)

*Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on options purchased and options written, respectively.

The following indicates the average monthly volume for the six months ended June 30, 2023 are as follows:

	Average monthly notional value of:
Fund	Derivative	Notional Value
10% Buffer	Purchased Options	$1,185,261
	Written Options	(1,156,493)

20% Buffer	Purchased Options	976,899
	Written Options	(955,566)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedJune 30, 2023 (unaudited)

basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

10% Buffer and 20% Buffer use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

10% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 10% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

10% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 10% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with 10% Buffer’s 80% Test, 10% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 10% Buffer will consider the market value of its FLEX Options positions.

20% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 20% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

20% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 20% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedJune 30, 2023 (unaudited)

the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, 20% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 20% Buffer will consider the market value of its FLEX Options positions.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Underlying Investment in Other Investment Companies

10% Buffer and 20% Buffer seek to achieve their investment objectives by investing a portion of their assets in an exchange traded fund (an “ETF”). The Funds may redeem their investments from an ETF at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. As of June 30, 2023, neither of the Funds respective net assets were invested in an ETF.

NOTE 2 –INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser provides investment advisory services to the Funds for an investment management fee equal to 0.75% of the daily net assets of each Fund.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the daily net assets of each class of 10% Buffer and 20% Buffer. The Adviser may not terminate this expense limitation agreement prior to April 30, 2024. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedJune 30, 2023 (unaudited)

For the six months ended June 30, 2023, the Adviser earned and waived advisory fees, and reimbursed expenses pursuant to the expense limitation arrangements as described below:

Fund	Management Fees Earned	Management Fees Waived	Expenses Reimbursed
10% Buffer	$2,175	$2,175	$8,133
20% Buffer	1,990	1,990	7,697

The total amount of recoverable reimbursements as of June 30, 2023 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2025	2026	Total
10% Buffer	$10,650	$10,308	$20,958
20% Buffer	10,272	9,687	19,959

The Board has adopted a Distribution and Service Plan for the Funds’ Class I Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for the Class I Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Funds have adopted a shareholder services plan with respect to their Class I and Class Y Shares. Under the shareholder services plan, the Funds may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing subaccounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the six months ended June 30, 2023, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
10% Buffer	I	Shareholder servicing	$54
10% Buffer	Y	Shareholder servicing	381
10% Buffer	I	12b-1	91
20% Buffer	I	Shareholder servicing	67
20% Buffer	Y	Shareholder servicing	405
20% Buffer	I	12b-1	67

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedJune 30, 2023 (unaudited)

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are accrued daily and paid monthly. For the six months ended June 30, 2023, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
10% Buffer	$129	$45	$108
20% Buffer	96	37	81

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENT TRANSACTIONS

During the six months ended June 30, 2023, there were no purchases or sales of long term securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no distributions paid by the Funds during the six months ended June 30, 2023 or during the period ended December 31, 2022.

As of June 30, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	10% Buffer	20% Buffer
Accumulated net investment income (accumulated deficits)	$(1,811)	$(1,476)
Accumulated net realized gain (loss)	2,765	8,788
Net unrealized appreciation (depreciation)	53,620	35,335
	$54,574	$42,647

Cost of securities for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
10% Buffer	$883,857	$87,394	$(33,774)	$53,620
20% Buffer	492,763	67,937	(32,602)	35,335

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedJune 30, 2023 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

10% Buffer
	Six months ended June 30, 2023
	Class I	Class Y
Shares sold	15,535	1,747
Shares reinvested	—	—
Shares redeemed	(102)	(2,846)
Net increase (decrease)	15,433	(1,099)

10% Buffer
	Period ended December 31, 2022
	Class I	Class Y
Shares sold	2,582	25,953
Shares reinvested	—	—
Shares redeemed	—	(29)
Net increase (decrease)	2,582	25,924

20% Buffer
	Six months ended June 30, 2023
	Class I	Class Y
Shares sold	—	334
Shares reinvested	—	—
Shares redeemed	—	(1,048)
Net increase (decrease)	—	(714)

20% Buffer
	Period ended December 31, 2022
	Class I	Class Y
Shares sold	2,610	23,916
Shares reinvested	—	—
Shares redeemed	—	(7)
Net increase (decrease)	2,610	23,909

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Funds are set forth below. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks described herein pertain to direct risks of making an investment in the Funds.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedJune 30, 2023 (unaudited)

Derivative Securities Risk. The Funds may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Funds expect to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Funds to lose the premium paid for the options. The Funds could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities or stock indexes on which the options are based.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

NOTE 7 – CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, (either directly or indirectly), more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreements with the Adviser. At June 30, 2023, the Adviser owned 93% of 10% Buffer’s and 99% of 20% Buffer’s outstanding shares, respectively.

NOTE 8 – OTHER RISKS FOR THE FUNDS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential effects of COVID-19, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedJune 30, 2023 (unaudited)

Cyber Security Risk. Failures or breaches of the electronic systems of the Adviser and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers or issuers of securities in which the Funds invest.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 855-979-6060 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 855-979-6060 or on the SEC’s website at http://www.sec.gov.

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Advisor as the Funds’ Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Funds, liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for open-end funds; and (iii) the Funds’ liquidity risk management program is reasonably designed to assess and manage their liquidity risk.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest Family of Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, January 1, 2023, and held for the six months ended June 30, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period Ended 6/30/23*
10% Buffer
Class I Actual	$1,000.00	$1,058.85	1.05%	$5.36
Class I Hypothetical**	$1,000.00	$1,019.59	1.05%	$5.26
Class Y Actual	$1,000.00	$1,059.30	0.80%	$4.08
Class Y Hypothetical**	$1,000.00	$1,020.83	0.80%	$4.01

20% Buffer
Class I Actual	$1,000.00	$1,039.19	1.05%	$5.31
Class I Hypothetical**	$1,000.00	$1,019.59	1.05%	$5.26
Class Y Actual	$1,000.00	$1,039.65	0.80%	$4.05
Class Y Hypothetical**	$1,000.00	$1,020.83	0.80%	$4.01

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days for the Hypothetical Example) divided by 365 days in the current year.

**5% return before expenses.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

Investment Adviser:

Cboe Vest℠ Financial, LLC
8350 Broad Street, Suite 240
McLean, Virginia 22102-5150

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
1-800-673-0550 (Toll Free)

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2023

* Print the name and title of each signing officer under his or her signature.